ACCOUNTING RULES AND METHODS - Summary of Accounting Policy for Exchange Rates (Details) - uSD_per_EUR	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Accounting Policies [Abstract]
Weighted average rate	1.0539	1.1835	1.1413
Closing rate	1.0666	1.1326	1.2271